Schedule of Deferred Tax Assets (Details) - Northern Lights Acquisition Corp [Member]	Dec. 31, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
Net operating loss carryforwards	$ 87,611
Transaction costs	42,000
Start-up costs	16,885
Total deferred tax assets	146,496
Valuation allowance	(146,496)
Deferred tax asset, net of valuation allowance